Prepayments and other receivables, net	12 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other receivables, net

8. Prepayments and other receivables, net

Prepayments and other receivables, net consisted of the following:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Deposit for acquisition of 49% shares of a company (note (a))	-	3,977,212	5,457,206
Prepayments to professional parties for IPO	605,503	-	-
Prepayments to suppliers	514,140	443,847	609,011
Other receivables	235,128	89,961	123,437
Total prepayments and other receivables	1,354,771	4,511,020	6,189,654
Less: allowance for expected credit losses	-	(122,100)	(167,536)
Total prepayments and other receivables, net	1,354,771	4,388,920	6,022,118

Note (a):	On April 8, 2025, the Company signed a memorandum of understanding and intended to acquire 49% shares of a company in Hong Kong. The refundable deposit is GBP3,977,212 (US$5,457,206). As of the date of this consolidated financial statement, the Company is in the process of finalizing the transaction with the transferor and it is expected that the transaction will be completed before December 31, 2025.

Movements of allowance for expected credit losses were as follows:

	As of June 30,
	2024	2025	2025
	GBP	GBP	US$
Balance, beginning of the year	-	-	-
Addition	-	122,100	167,536
Balance, end of year	-	122,100	167,536